SIDLEY AUSTIN LLP 787 SEVENTH AVENUE NEW YORK, NY 10019 +1 212 839 5300 +1 212 839 5599 FAX AMERICA • ASIA PACIFIC • EUROPE

April 15, 2021

VIA ELECTRONIC FILING

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	BlackRock Future Climate and Sustainable Economy ETF, a series of

BlackRock ETF Trust

Post-Effective Amendment No. 19 to the Registration Statement

on Form N-1A (File Nos. 333-228832 and 811-23402)

Ladies and Gentlemen:

On behalf of BlackRock ETF Trust (the “Trust”), transmitted herewith for filing with the Securities and Exchange Commission (the “Commission”) under the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), is Post-Effective Amendment No. 19 to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”). The Registration Statement contains a Prospectus for shares of one new series of the Trust, BlackRock Future Climate and Sustainable Economy ETF (the “Fund”), as well as a Statement of Additional Information relating to the Fund.

In Investment Company Act Release No. 13768 (February 15, 1984) (the “Release”), the Division of Investment Management announced review procedures for investment companies providing for expedited cursory or partial review of investment company registration statements, in the discretion of the staff, if certain conditions are met. The Release requests that information be furnished to the staff with respect to the extent that the filing contains disclosure information which is similar to information previously reviewed by the staff in other filings of the same complex.

In that regard, reference is made to Post-Effective Amendment No. 17 to the Registration Statement on Form N-1A of the Trust on behalf of BlackRock U.S. Carbon Transition Readiness ETF and BlackRock World ex U.S. Carbon Transition Readiness ETF, which was filed on January 7, 2021 (the “Prior Filing”). While the Fund’s Prospectus and Statement of Additional Information

Sidley Austin (NY) LLP is a Delaware limited liability partnership doing business as Sidley Austin LLP and practicing in affiliation with other Sidley Austin partnerships.

are filed on a stand-alone basis, the disclosure therein is substantively similar to the Prior Filing with respect to the following matters:

Prospectus:

•	Portfolio Holdings Information

•	Management

•	Administrator, Custodian and Transfer Agent

•	Legal Proceedings

•	Conflicts of Interest

•	Shareholder Information

•	Distribution

•	Financial Highlights

•	Disclaimers

Statement of Additional Information:

•	Exchange Listing and Trading

•	Proxy Voting Policy

•	Portfolio Holdings Information

•	Investment Policies

•	Continuous Offering

•	Investment Advisory, Administrative and Distribution Services

•	Code of Ethics

•	Anti-Money Laundering Requirements

•	Administrator, Custodian and Transfer Agent

•	Distributor

•	Securities Lending

•	Payments by BFA and its Affiliates

•	Determination of Net Asset Value

•	Brokerage Transactions

•	Additional Information Concerning the Trust

•	Creation and Redemption of Creation Units

•	Fund Deposit

•	Cash Purchase Method

•	Procedures for Creation of Creation Units

•	Role of the Authorized Participant

•	Purchase Orders

•	Acceptance of Orders for Creation Units

•	Issuance of Creating Unit

•	Redemption of Creation Units

•	Cash Redemption Method

•	Placement of Redemption Orders

•	Custom Baskets

•	Taxation on Creations and Redemptions of Creation Units

•	Taxes

•	Financial Statements

•	Miscellaneous Information

•	Appendix A1 – Open-End Fund Proxy Voting Policy

We would be pleased to provide you with any additional information you may require or with copies of the materials referred to above. We would appreciate any comments the Commission staff may have as soon as possible.

Please direct any communications relating to this filing to Jesse C. Kean at (212) 839-8615.

Very truly yours,

/s/ Jesse C. Kean
Jesse C. Kean

Enclosures

cc:	Janey Ahn
Dean Caruvana
John A. MacKinnon